Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Shareholder's Capital [Abstract]
Disclosure of classes of share capital [text block]
The following table reconciles the change in Vermilion’s shareholders’ capital:

	2018		2017
Shareholders’ Capital	Shares ('000s)	Amount ($M)	Shares ('000s)	Amount ($M)
Balance at January 1	122,119	2,650,706	118,263	2,452,722
Shares issued for acquisition	27,883	1,234,676	—	—
Shares issued for the Dividend Reinvestment Plan	1,179	49,051	2,429	110,493
Vesting of equity based awards	1,025	54,057	1,060	69,743
Shares issued for equity based compensation	314	12,565	197	9,270
Share-settled dividends on vested equity based awards	184	7,773	170	8,478
Balance at December 31	152,704	4,008,828	122,119	2,650,706